Rights to use airport facilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Rights To Use Airport Facilities [Abstract]
Summary of Value of Rights to Use Airport Facilities

The value of the rights to use airport facilities as of December 31, 2018, 2019 and 2020 was as follows (only Mexican airports):

	December 31, 2018		December 31, 2019		December 31, 2020
Rights to use airport facilities	Ps.	2,117,708	Ps.	2,117,708	Ps.	2,117,708
Less - accumulated amortization		(1,187,412)		(1,244,110)		(1,300,810)
	Ps.	930,296	Ps.	873,598	Ps.	816,898